Schedule of Amortization Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2024	$ 131	$ 131
2025	131	132
2026	132	131
2026		131
Thereafter		213
Total	673	$ 738
2023	66
Thereafter	$ 213